Note 16 - Share Based Compensation (Details) - Summary of Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 16 - Share Based Compensation (Details) - Summary of Other Current Liabilities [Line Items]
Other current liabilities	$ 37,352	$ 7,745
Chief Executive Officer [Member] | Series B Preference Shares [Member]
Note 16 - Share Based Compensation (Details) - Summary of Other Current Liabilities [Line Items]
Other Current Liabilities	24,930
Employees, Directors, Officers and Consultants [Member] | Series B Preference Shares [Member]
Note 16 - Share Based Compensation (Details) - Summary of Other Current Liabilities [Line Items]
Other Current Liabilities	10,387
Employees, Directors, Officers and Consultants [Member] | Stock Warrants [Member]
Note 16 - Share Based Compensation (Details) - Summary of Other Current Liabilities [Line Items]
Other Current Liabilities	$ 2,035	$ 7,745